Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Organization and Summary of Significant Accounting Policies
Schedule of concentration of credit risk

	3 Months Ended	3 Months Ended	9 Months Ended	9 Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Customer #1	20.8%	21.9%	17.9%	13.0%
Customer #2	10.3%	*	11.3%	10.9%
Customer #3	10.8%	10.0%	*	*

* Less than 10%

	March 31, 2024	June 30, 2023
Customer #1	20.1%	15.5%
Customer #2	11.4%	12.1%
Customer #3	*	10.5%
Customer #4	10.0%	*

*Less than 10%

Purchases

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Supplier #1	*	*	21.5%	14.0%
Supplier #2	24.7%	19.1%	19.4%	13.2%
Supplies #3	14.2%	12.6%	10.2%	*
Supplier #4	12.2%	13.1%	*	*

* Less than 10%

Payables Balance

	March 31, 2024	June 30, 2023
Supplier #1	*	12.3%
Supplier #2	17.6%	*
Supplier #3	15.0%	*
Supplier #4	13.8%	*
Supplier #5	10.2%	*

*Less than 10%

	Year Ended	Year Ended
Revenues	June 30, 2023	June 30, 2022
Customer #1	23.1%	26.8%

Receivable	June 30, 2023	June 30, 2022
Customer #1	*	21.4%
Customer #2	15.5%	14.7%
Customer #3	12.1%	*
Customer #4	10.5%	*

Suppliers:

	Year Ended	Year Ended
Purchases	June 30, 2023	June 30, 2022
Supplier #1	14.6%	11.1%
Supplier #2	12.9%	13.6%
Supplier #3	*	15.6%

Payables	June 30, 2023	June 30, 2022
Supplier #1	12.3%	11.9%

* Less than 10%